Significant Accounting Policies	12 Months Ended
May 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

3.	SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

These consolidated financial statements were prepared on a going concern basis, under the historical cost convention, except for the revaluation of certain financial instruments.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

Basis of consolidation and presentation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Argon Investment Corporation (inactive) and Teryl, Inc. Teryl, Inc. was incorporated on November 17, 1988 in the state of Delaware and registered to do business in the USA, to hold and operate the Alaska mineral property interests, the Texas oil and gas well interests and the Arizona mineral property interests.

All inter-company transactions are eliminated upon consolidation.

Cash equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.

Equipment

The Company records its office and automotive equipment at cost and depreciates them on the following basis:

Office equipment	Declining-balance basis at 20%
Automotive equipment	Declining-balance basis at 30%
Computer equipment purchased after May 31, 2010	50% per annum over two years

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and each of its subsidiaries is the Canadian dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the year end exchange rate while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in the operations of the year.

The results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

●	Income and expenses are translated at average exchange rates for the period; and

●	Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the consolidated statement of comprehensive income and are recognized in the profit or loss in the period in which the operation is disposed.

Share - based compensation

The Company’s share option plan allows Company employees, directors, officers and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based compensation expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Fair value is measured at grant date, and each tranche is recognized using the graded vesting method over the period during which the options vest. The fair value of the options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. In situations where equity instruments are issued to consultants and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for relating to goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting or taxable loss, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, it provides a valuation allowance against that excess.

Loss per share

Basic loss per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method for calculating diluted loss per share. Under this method the dilutive effect on loss per share is recognized on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds would be used to purchase common shares at the average market price during the period. However, diluted loss per share is not presented where the effects of various conversions and exercise of options and warrants would be anti-dilutive. Shares held in escrow, other than where their release is subject to the passage of time, are not included in the calculation of the weighted average number of common shares outstanding.

Financial instruments

Initial recognition and measurement

Financial assets and liabilities are initially recognized at fair value. Financial assets are classified at initial recognition as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, or available-for-sale financial assets. The Company does not use any hedging instruments. Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 - inputs that are not based on observable market data.

At May 31, 2012, all of the financial instruments measured at fair value are included in Level 1.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification. Financial assets at fair value through profit or loss includes financial assets held-for-trading which represent assets that are acquired for the purpose of selling or repurchasing in the near term. These financial assets are initially recorded in the statement of financial position at fair value with changes in fair value recognized in the operations of the year.

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement at fair value, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. Any amortization of the effective interest rate method and any impairment is recognized in the operations of the year.

Held-to-maturity investments represent assets to be held until a specific time period and are initially measured at fair value, including transaction costs. After initial measurement at fair value, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. Any amortization of the effective interest rate method and any impairment is recognized in the operations of the year.

Available-for-sale financial assets are investments in equity instruments that are measured at fair value with gains and losses, net of applicable taxes, included in other comprehensive income until the asset is removed from the consolidated statement of financial position. Once this occurs, the resultant gains or losses are recognized in comprehensive loss. Any permanent impairment of available-for-sale financial assets is also included in the operations of the year.

Financial liabilities are initially recorded at fair value and are designated as fair value through profit or loss or other financial liabilities. Derivative financial liabilities are classified as fair value through profit or loss and are initially recorded in the consolidated statement of financial position at fair value with changes in fair value recognized in finance income or finance cost in the operations of the year. Non-derivative financial liabilities are recorded at amortized cost using the effective interest rate method. Any amortization of the effective interest rate method is recognized in the operations of the year.

Financial assets, others than those at fair value through profit and loss are assessed for indicators of impairment at each period end. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted. The amount of impairment loss is recognized in the operations of the year. Any subsequent reversals of impairment is also recognized in the operations of the year, except for those related to available-for-sale financial assets.

Mineral property or exploration and evaluation

The Company follows the practice of capitalizing all costs relating to the acquisition of, exploration and development of mineral claims and crediting all proceeds received for farm-out arrangements or recovery of costs against the cost of the related claims. Such costs include, but are not exclusive to, geological, geophysical studies, exploratory drilling and sampling. At such time as commercial production commences, these costs will be charged to operations on a unit-of-production method based on proven and probable reserves. The aggregate costs related to abandoned mineral claims are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment. An impairment charge relating to a mineral property is subsequently reversed when new exploration results or actual or potential proceeds on sale or farm-out of the property result in a revised estimate of the recoverable amount but only to the extent that this does not exceed the original carrying value of the property that would have resulted if no impairment had been recognized.

The recoverability of amounts shown for exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the ability of the Company to obtain financing to complete development of the properties, and on future production or proceeds of disposition.

The Company recognizes in income the costs recovered on mineral properties when the amounts received or receivable are in excess of the carrying amount.

Upon transfer of “Exploration and evaluation costs” into “Mine Development”, all subsequent expenditure on the construction, installation or completion of infrastructure facilities is capitalized within “Mine development”. After production starts, all assets included in “Mine development” are transferred to “Producing Mines”.

All capitalized exploration and evaluation expenditure is monitored for indications of impairment. Where a potential impairment is indicated, assessments are performed for each area of interest. To the extent that exploration expenditure is not expected to be recovered, it is charged to the results of operations. Exploration areas where reserves have been discovered, but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is underway as planned.

Provisions

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event; it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Rehabilitation Provisions:

Provision related to asset retirement obligation, dismantling, decommissioning and site disturbance remediation is made for the estimated cost and capitalized in the relevant asset category. Such provision is measured at the present value of management’s best estimate of expenditure required to settle the present obligation at the Consolidated Statement of Financial Position date. Subsequent to the initial measurement, the obligation is adjusted at the end of each reporting period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as finance costs in the Consolidated Statement of Operations whereas increases/decreases due to changes in the estimated future cash flows are capitalized. Actual costs incurred upon settlement of the obligation are charged against the provision to the extent the provision is established.

       Other Provisions:

Provisions are recognized for liabilities of uncertain timing or amount that have arisen as a result of past transactions, including legal or constructive obligations. The provision is measured at the best estimate of the expenditure required to settle the obligation at the reporting date

The Company had no provisions as at May 31, 2012.

Revenue recognition

Revenue associated with the sales of oil and gas are recorded when title passes to the customer. Revenues from oil and gas production from properties in which the Company has an interest with other producers are recognized on the basis of the Company’s net working interest.

Impairment of assets

The carrying amount of the Company’s assets (which includes the exploration and evaluation asset) are reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the operations of the year.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years. Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Accounting for Oil and Gas Well Interests

(i) Recognition and measurement

Oil and gas properties/exploration and evaluation expenditures

Pre-license costs are expensed in the statement of comprehensive loss as incurred.

Oil and gas properties costs, including the costs of acquiring licenses, initially are capitalized as oil and gas properties. The costs are accumulated in cost centers by well, field or exploration area pending determination of technical feasibility and commercial viability.

Oil and gas properties are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

The technical feasibility and commercial viability of extracting oil & gas resource is considered to be determinable when proved and/or probable reserves are determined to exist. A review of each exploration license or field is carried out, at least annually, to ascertain whether proved and/or probable reserves have been discovered. Upon determination of proved and/or probable reserves, oil and gas properties attributable to those reserves are first tested for impairment and then reclassified from oil and gas properties to PP&E or expensed in income or loss to the extent of any impairment.

Development and production costs

Items of PP&E, which include crude oil and natural gas development and production assets, are measured at cost less accumulated depletion and depreciation and accumulated impairment losses. Development and production assets are grouped into CGU’s for impairment testing. The cost of PP&E at June 1, 2010, the date of transition to IFRS, was determined by reference to the IFRS 1 exemption and related allocation methodology whereby the Company elected to use the historical cost under previous GAAP as the deemed cost for petroleum and natural gas assets. When significant parts of an item of PP&E, including oil and natural gas interests, have different useful lives, they are accounted for as separate items (major components). Gains and losses on disposal of an item of PP&E, including crude oil and natural gas interests, are determined by comparing the proceeds from disposal with the carrying amount of PP&E and are recognized in income or loss.

Accounting for Oil and Gas Well Interests (Continued)

(ii) Depletion

Development and production oil assets are measured at cost less accumulated depletion and depreciation and accumulated impairment losses. The net carrying value of development or production assets is depleted using the unit of production method by reference to the ratio of production in the year to the related proven reserves, taking into account estimated future development costs necessary to bring those reserves into production. Future development costs are estimated taking into account the level of development required to produce the reserves.

(iii) Derecognition

The carrying amount of an item of oil and gas properties is derecognized when no future economic benefits are expected from its use or upon sale to a third party. The gain or loss arising from derecognition is included in income or loss and is measured as the difference between the net proceeds, if any, and the carrying amount of the asset.

        (iv) Major maintenance

Ongoing costs to maintain properties are generally expensed as incurred. The costs of material replacement, turnarounds and major inspections are capitalized provided it is probable that future economic benefits in excess of cost will be realized and such benefits are expected to extend beyond the current operating period.

New standards and interpretations

New accounting standards issued but not yet effective - Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or the International Financial Reporting Interpretations Committee (“IFRIC”) that are mandatory for accounting periods beginning after January 1, 2011, or later periods. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

New accounting standards effective June 1, 2012

Amendments to IFRS 7 Financial Instruments: Disclosures - In October 2010, the IASB issued amendments to IFRS 7 that improve the disclosure requirements in relation to transferred financial assets. The amendments are effective for annual periods beginning on or after July 1, 2011, with early adoption permitted. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.

IAS 12 Income taxes - In December 2010, the IASB issued an amendment to IAS 12 that provides a practical solution to determining the recovery of investment properties as it relates to the accounting for deferred income taxes. This amendment is effective for annual periods beginning on or after July 1, 2011, with early adoption permitted. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.

New standards and interpretations (Cont’d)

New accounting standards effective May 1, 2013

IFRS 10 Consolidated Financial Statements - IFRS 10 requires an entity to consolidate an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Under existing IFRS, consolidation is required when an entity has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. IFRS 10 replaces SIC-12 Consolidation - Special Purpose Entities and parts of IAS 27 Consolidated and Separate Financial Statements.

IFRS 11 Joint Arrangements - IFRS 11 requires a venturer to classify its interest in a joint arrangement as a joint venture or joint operation. Joint ventures will be accounted for using the equity method of accounting whereas for a joint operation the venturer will recognize its share of the assets, liabilities, revenue and expenses of the joint operation. Under existing IFRS, entities have the choice to proportionately consolidate or equity account for interests in joint ventures. IFRS 11 supersedes IAS 31 Interests in Joint Ventures and SIC-13 Jointly Controlled Entities - Non-monetary Contributions by Venturers.

IFRS 12 Disclosure of Interests in Other Entities - IFRS 12 establishes disclosure requirements for interests in other entities, such as joint arrangements, associates, special purpose vehicles and off balance sheet vehicles. The standard carries forward existing disclosures and also introduces significant additional disclosure requirements that address the nature of, and risks associated with, an entity’s interests in other entities.

IFRS 13 Fair Value Measurement - IFRS 13 is a comprehensive standard for fair value measurement and disclosure requirements for use across all IFRS standards. The new standard clarifies that fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. It also establishes disclosures about fair value measurement. Under existing IFRS, guidance on measuring and disclosing fair value is dispersed among the specific standards requiring fair value measurements and in many cases does not reflect a clear measurement basis or consistent disclosures.

Amendments to other standards - In addition, there have been other amendments to existing standards, including IAS 27 Separate Financial Statements and IAS 28 Investments in Associates and Joint Ventures. IAS 27 addresses accounting for subsidiaries, jointly controlled entities and associates in non-consolidated financial statements. IAS 28 has been amended to include joint ventures in its scope and to address the changes in IFRS 10 to IFRS 13.

Each of the new standards, IFRS 10 to 13, IFRIC 20 and the amendments to other standards, is effective for the Company beginning on May 1, 2013 with early adoption permitted. The Company has not yet begun the process of assessing the impact that the new standards will have on its consolidated financial statements or whether to early adopt any of the new requirements.

New standards and interpretations (Cont’d)

Amendments to IAS 1 Presentation of Financial Statements - The IASB has amended IAS 1 to require entities to separate items presented in other comprehensive income (“OCI”) into two groups, based on whether or not items may be reclassified into profit or loss in the future. Entities that choose to present OCI items before tax will be required to show the amount of tax related to the two groups separately.

IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine - IFRIC 20 addresses the accounting for overburden waste removal (stripping) costs in the production phase of a surface mine. Stripping activity may result in two types of benefits: i) inventory produced and ii) improved access to ore that will be mined in the future. Stripping costs associated with inventory production should be accounted for as a current production cost in accordance with IAS 2 Inventories, and those associated with improved access to ore should be accounted for as an addition to, or enhancement of, an existing asset.

IFRS 9 Financial Instruments - IFRS 9 was issued in November 2009 and contained requirements for financial assets. This standard addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: Amortized cost and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at the fair value through profit or loss or at fair value through other comprehensive income. Where such equity instruments are measured at fair value through other comprehensive income, dividends are recognized in profit or loss to the extent not clearly representing a return of investment; however, others gains and losses (including impairments) associated with such instruments remain in accumulated other comprehensive income indefinitely.

Requirements for financial liabilities were added in October 2010 and they largely carried forward existing requirements in IAS 39, Financial Instruments – Recognition and Measurement, except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss would generally be recorded in other comprehensive income.

IFRS 9 is effective for annual periods beginning on or after January 2015 with early adoption permitted. The Company has not yet begun the process of assessing the impact that the new and amended standards will have on its consolidated financial statements or whether to early adopt any of the new requirements.